Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	41
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$78,635,422.71	0.9402777	$66,839,871.24	0.7992332	$11,795,551.47
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$147,015,422.71	0.1451273	$135,219,871.24	0.1334833	$11,795,551.47

Weighted Avg. Coupon (WAC)	3.10%		3.11%
Weighted Avg. Remaining Maturity (WARM)	21.41		20.60
Pool Receivables Balance	$166,732,127.54		$154,515,950.35
Remaining Number of Receivables	26,900		26,143

Adjusted Pool Balance	$162,325,409.26		$150,529,857.79

III. COLLECTIONS

Principal:
Principal Collections	$11,959,926.41
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$140,914.37
Total Principal Collections	$12,100,840.78

Interest:
Interest Collections	$439,452.26
Late Fees & Other Charges	$40,699.18
Interest on Repurchase Principal	$-
Total Interest Collections	$480,151.44

Collection Account Interest	$20,649.78
Reserve Account Interest	$4,856.71
Servicer Advances	$-

Total Collections	$12,606,498.71

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	41
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$12,606,498.71
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,606,498.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$138,943.44	$-	$138,943.44	138,943.44
Collection Account Interest					$20,649.78
Late Fees & Other Charges					$40,699.18
Total due to Servicer					$200,292.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$116,642.54		$116,642.54

Total Class A interest:		$116,642.54		$116,642.54	116,642.54

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$12,139,154.60

9. Regular Principal Distribution Amount:					11,795,551.47

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,795,551.47
Class A Notes Total:		$11,795,551.47		$11,795,551.47
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,795,551.47		$11,795,551.47

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					343,603.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,406,718.28
Beginning Period Amount	$4,406,718.28
Current Period Amortization	$420,625.72
Ending Period Required Amount	$3,986,092.56
Ending Period Amount	$3,986,092.56
Next Distribution Date Required Amount	$3,588,922.99

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	January 2019
Distribution Date	02/15/19
Transaction Month	41
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	9.43%	10.17%	10.17%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.22%	25,678	97.59%	$150,785,278.63
30 - 60 Days	1.39%	364	1.92%	$2,960,637.96
61 - 90 Days	0.33%	87	0.43%	$670,584.95
91-120 Days	0.05%	14	0.06%	$99,448.81
121 + Days	0.00%	0	0.00%	$-
Total		26,143		$154,515,950.35

Delinquent Receivables 30+ Days Past Due
Current Period	1.78%	465	2.41%	$3,730,671.72
1st Preceding Collection Period	1.77%	476	2.41%	$4,025,145.80
2nd Preceding Collection Period	1.71%	470	2.34%	$4,185,755.28
3rd Preceding Collection Period	1.63%	459	2.22%	$4,251,554.20
Four-Month Average	1.72%		2.35%

Repossession in Current Period		19		$133,449.64
Repossession Inventory		45		$37,613.74

Current Charge-Offs
Gross Principal of Charge-Offs				$256,250.78
Recoveries				$(140,914.37)
Net Loss				$115,336.41

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.83%

Average Pool Balance for Current Period				$160,624,038.95

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.86%
1st Preceding Collection Period				0.24%
2nd Preceding Collection Period				-0.67%
3rd Preceding Collection Period				0.66%
Four-Month Average				0.27%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	31	2,261	$28,354,578.33
Recoveries	24	2,027	$(16,066,762.44)
Net Loss			$12,287,815.89
Cumulative Net Loss as a % of Initial Pool Balance			1.16%

Net Loss for Receivables that have experienced a Net Loss *	21	1,614	$12,360,435.65
Average Net Loss for Receivables that have experienced a Net Loss			$7,658.26

Principal Balance of Extensions			$656,194.16
Number of Extensions			77

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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